Statements of Changes in Stockholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2015	$ (6,742,396)	$ 101,640	$ 98,230,802	$ (105,074,838)
Balance (In Shares) at Dec. 31, 2015		101,640,092
Issuance of common stock and warrants	104,230	$ 5,147	99,083	0
Issuance of common stock and warrants (In Shares)		5,147,059
Share-based compensation expense	342,483	$ 0	342,483	0
Net income	229,125	0	0	229,125
Balance at Dec. 31, 2016	(6,066,558)	$ 106,787	98,672,368	(104,845,713)
Balance (In Shares) at Dec. 31, 2016		106,787,151
Issuance of common stock - option exercises	15,298	$ 96	15,202	0
Issuance of common stock - option exercises (In Shares)		95,608
Issuance of common stock - note conversions	376,041	$ 2,507	373,534	0
Issuance of common stock - note conversions (In Shares)		2,506,944
Issuance of common stock - warrant exercises	60,000	$ 400	59,600	0
Issuance of common stock - warrant exercises (In Shares)		400,000
Reclassification of warrant liability	941,063	$ 0	941,063	0
Share-based compensation expense	271,377	0	271,377	0
Net income	286,487	0	0	286,487
Balance at Dec. 31, 2017	(4,116,292)	$ 109,790	$ 100,333,144	$ (104,559,226)
Balance (In Shares) at Dec. 31, 2017		109,789,703
Net income	(1,353,738)
Balance at Jun. 30, 2018	$ (2,255,733)